SUPPLEMENTARY CASH FLOW INFORMATION - Non-Cash Investing and Financing Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplementary Cash Flow Information [Abstract]
Interest capitalized to assets under construction (Note 21)	$ 8.3	$ 11.3
Issue of common shares on vesting of restricted share units (Note 29(a))	$ 2.3	$ 2.9